Income tax	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income tax

Note 7. Income tax

The Company had no income tax expense for the year ended December 31, 2024 or period from February 9, 2023 (inception) through December 31, 2023. The effective tax rate was 0% for the year and period ended December 31, 2024 and December 31, 2023.

A reconciliation of income tax benefit at the statutory federal income tax rate and income taxes as reflected in the financial statements is as follows:

	December 31,
	2024	2023
Rate reconciliation:
Federal tax benefit at statutory rate	21.0%	21.0%
State tax, net of federal benefit	6.9%	6.9%
Permanent differences	-23.3%	174.2%
Change in valuation allowance	-4.6%	-202.1%
Total provision	0.0%	0.0%

Deferred tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and tax bases of assets using enacted tax rates in effect for years in which differences are expected to reverse.

Significant components of the Company’s deferred tax assets for federal income taxes consisted of the following:

	December 31,
	2024	2023
Deferred tax assets:
Net operating losses	$2,406	$2,225
Capitalized legal fees	2,713	2,156
Total gross deferred tax asset	5,119	4,381
Valuation allowance	(5,119)	(4,381)
	$-	$-

As of both years ended December 31, 2024, and 2023, the Company has net operating loss (NOL) carryforwards for federal and Delaware income tax purposes of $8,632 and $7,982, respectively, which are available to offset future federal and Delaware taxable income. Both federal and Delaware NOLs can be carried forward indefinitely. The Company’s tax returns since inception have been filed and shall be subject to examination by the taxing authorities.

In assessing the need for a valuation allowance, management must determine that there will be sufficient taxable income to allow for the realization of deferred tax assets. Based upon the historical and anticipated future losses, management has determined that the deferred tax assets do not meet the more-likely-than-not threshold for realizability. Accordingly, a full valuation allowance has been recorded against the Company’s net deferred tax assets as of December 31, 2024. The valuation allowance increased by $738 and $4,381 during the year ended December 31, 2024 and period from February 9, 2023 (inception) to December 31, 2023, respectively.

The Company will recognize interest and penalties related to uncertain tax positions as a component of income tax expense/(benefit). As of December 31, 2024, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s financial statements. As of December 31, 2024, tax returns filed for the year ending December 31, 2023 are subject to examination by the tax authorities.